Summary of Significant Accounting Policies (Details Textual) (USD $)	2 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended	14 Months Ended
	Dec. 31, 2012	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2013
Summary Of Significant Accounting Policies [Line Items]
Research and Development Expense, Total	$ 17,103	$ 3,699,057	$ 583,524	$ 6,184,762	$ 1,019,950	$ 2,109,890	$ 2,126,993
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	0	3,060,301	3,210,126	3,060,301	3,210,126	3,525,907
Stockholders Equity, Reverse Stock Split				Effective March 26, 2014, pursuant to authority granted by the stockholders and the Board of Directors of the Company, the Company implemented a 1-for-3.99 reverse split of the Companys issued and outstanding common stock (the Reverse Split).		1-for-3.99 reverse split
Disposal Group, Not Discontinued Operation, Loss (Gain) on Write-down	0					4,725	4,725
Investment Warrants, Exercise Price						$ 2.49
Deferred Tax Liabilities, Deferred Expense, Capitalized Research and Development Costs	17,000					2,108,000	2,108,000
Tax Basis of Investments, Cost for Income Tax Purposes	4,000
Deferred Tax Assets, Operating Loss Carryforwards, State and Local						$ 2,263,391	$ 2,263,391
Effective Income Tax Rate Reconciliation, Percent	0.00%					0.00%
Capitalized Organization Cost Amortization Period	15 years
Convertible Notes Payable [Member]
Summary Of Significant Accounting Policies [Line Items]
Debt Instrument, Convertible, Conversion Price						$ 2.07	$ 2.07
Percentage Exercise Price Of Warrants Determined Based On Conversion Price Of Convertible Notes						120.00%
Maximum [Member]
Summary Of Significant Accounting Policies [Line Items]
Property, Plant and Equipment, Estimated Useful Lives						7 years
Minimum [Member]
Summary Of Significant Accounting Policies [Line Items]
Property, Plant and Equipment, Estimated Useful Lives						3 years